Taxes (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax savings	$ 0	$ 0
Basic earnings per shares	$ 0	$ 0
Diluted earnings per shares	$ 0	$ 0
Net operating loss carryforward	$ 50,000.00		$ 20,000.00
Deferred tax assets net of deferred tax liabilities	$ 0		$ 0